Trade receivables (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018
Maturities of trade receivables
Total past due	R$ 74,007	R$ 57,192
Customers in bankruptcy	2,164	5,046
Related Parties	22,791	17,062
Provision for impairment of trade receivables	(32,055)	(22,524)	R$ (19,397)	R$ (26,616)
Total	492,234	388,847
Not yet due
Maturities of trade receivables
Total past due	425,327	332,071
Up to 30 days
Maturities of trade receivables
Total past due	8,456	10,403
From 31 to 60 days
Maturities of trade receivables
Total past due	10,931	7,505
From 61 to 90 days
Maturities of trade receivables
Total past due	8,764	6,071
From 91 to 180 days
Maturities of trade receivables
Total past due	15,539	9,506
From 181 to 360 days
Maturities of trade receivables
Total past due	18,038	16,813
Over 360 days
Maturities of trade receivables
Total past due	R$ 12,279	R$ 6,894